Document and Entity Information	0 Months Ended
Dec. 04, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 04, 2013
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 04, 2013
Document Effective Date	Dec. 04, 2013
Prospectus Date	Dec. 04, 2013
Vident Core U.S. Equity Fund™ | Vident Core U.S. Equity Fund
Risk/Return:
Trading Symbol	VUSE